CASH AND CASH EQUIVALENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on short-term deposits	0.70%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on short-term deposits	5.66%